Credit Risk - Disclosure of ECL Reconciliation by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Less: Recoveries net of collection costs	£ 23	£ (10)	£ (36)
ECL - On balance sheet
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	111	164
Change in economic scenarios	(64)	5
Change to ECL models	6	0
New lending and assets purchased	141	93
Redemptions, repayments and assets sold	(192)	(134)
Changes in risk parameters and other movements	105	91
Assets written off	(230)	(232)
Increase decrease in total expected credit losses	(123)	(13)
ECL (release)/charge to the Income Statement	107	219
Less: Discount unwind	(24)	(21)
Less: Recoveries net of collection costs	(12)	7
Mortgages | ECL - On balance sheet
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	27	34
Change in economic scenarios	(43)	1
Change to ECL models	(19)	0
New lending and assets purchased	8	8
Redemptions, repayments and assets sold	(42)	(32)
Changes in risk parameters and other movements	8	(9)
Assets written off	(9)	(11)
Increase decrease in total expected credit losses	(70)	(9)
ECL (release)/charge to the Income Statement	(61)	2
Less: Discount unwind	(3)	(3)
Less: Recoveries net of collection costs	36	28
Corporate & Commercial Banking | ECL - On balance sheet
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	41	77
Change in economic scenarios	(11)	6
Change to ECL models	(1)
New lending and assets purchased	70	21
Redemptions, repayments and assets sold	(95)	(46)
Changes in risk parameters and other movements	7	(4)
Assets written off	(49)	(68)
Increase decrease in total expected credit losses	(38)	(14)
ECL (release)/charge to the Income Statement	11	54
Less: Discount unwind	(12)	(9)
Less: Recoveries net of collection costs	5	(5)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	(11)	(9)
Transfers from Stage 2 to Stage 1	118	111
Transfers to Stage 3	(2)	(6)
Transfers from Stage 3	2	1
Transfers of financial instruments	107	97
Net ECL remeasurement on stage transfer	(107)	(111)
Change in economic scenarios	(20)	29
Change to ECL models	(5)	0
New lending and assets purchased	43	28
Redemptions, repayments and assets sold	(44)	(35)
Changes in risk parameters and other movements	9	(8)
Assets written off	0	0
Increase decrease in total expected credit losses	(17)	0
ECL (release)/charge to the Income Statement	(17)	0
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	11	9
Transfers from Stage 2 to Stage 1	(118)	(111)
Transfers to Stage 3	(34)	(38)
Transfers from Stage 3	34	15
Transfers of financial instruments	(107)	(125)
Net ECL remeasurement on stage transfer	96	145
Change in economic scenarios	(44)	(33)
Change to ECL models	37	0
New lending and assets purchased	58	45
Redemptions, repayments and assets sold	(69)	(53)
Changes in risk parameters and other movements	(73)	(34)
Assets written off	0	0
Increase decrease in total expected credit losses	(102)	(55)
ECL (release)/charge to the Income Statement	(102)	(55)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Financial instruments not credit-impaired | Mortgages | Subject to 12-month ECL | Stage 1
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	(1)	(3)
Transfers from Stage 2 to Stage 1	20	30
Transfers to Stage 3	0	(3)
Transfers from Stage 3	0	0
Transfers of financial instruments	19	24
Net ECL remeasurement on stage transfer	(19)	(28)
Change in economic scenarios	(15)	0
Change to ECL models	(3)	0
New lending and assets purchased	4	4
Redemptions, repayments and assets sold	(1)	(6)
Changes in risk parameters and other movements	1	5
Assets written off	0	0
Increase decrease in total expected credit losses	(14)	(1)
ECL (release)/charge to the Income Statement	(14)	(1)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Financial instruments not credit-impaired | Mortgages | Subject to Lifetime ECL | Stage 2
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	1	3
Transfers from Stage 2 to Stage 1	(20)	(30)
Transfers to Stage 3	(7)	(15)
Transfers from Stage 3	9	9
Transfers of financial instruments	(17)	(33)
Net ECL remeasurement on stage transfer	31	40
Change in economic scenarios	(29)	(2)
Change to ECL models	21	0
New lending and assets purchased	3	3
Redemptions, repayments and assets sold	(14)	(12)
Changes in risk parameters and other movements	(21)	(17)
Assets written off	0	0
Increase decrease in total expected credit losses	(26)	(21)
ECL (release)/charge to the Income Statement	(26)	(21)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to 12-month ECL | Stage 1
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	(3)	(1)
Transfers from Stage 2 to Stage 1	13	10
Transfers to Stage 3	(1)	(3)
Transfers from Stage 3	1	0
Transfers of financial instruments	10	6
Net ECL remeasurement on stage transfer	(9)	(16)
Change in economic scenarios	(3)	30
Change to ECL models	(2)
New lending and assets purchased	20	5
Redemptions, repayments and assets sold	(24)	(13)
Changes in risk parameters and other movements	5	(19)
Assets written off	0	0
Increase decrease in total expected credit losses	(3)	(7)
ECL (release)/charge to the Income Statement	(3)	(7)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL | Stage 2
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	3	1
Transfers from Stage 2 to Stage 1	(13)	(10)
Transfers to Stage 3	(12)	(8)
Transfers from Stage 3	18	1
Transfers of financial instruments	(4)	(16)
Net ECL remeasurement on stage transfer	(4)	29
Change in economic scenarios	(7)	(30)
Change to ECL models	(11)
New lending and assets purchased	21	6
Redemptions, repayments and assets sold	(29)	(10)
Changes in risk parameters and other movements	(13)	(13)
Assets written off	0	0
Increase decrease in total expected credit losses	(47)	(34)
ECL (release)/charge to the Income Statement	(47)	(34)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	36	44
Transfers from Stage 3	(36)	(16)
Transfers of financial instruments	0	28
Net ECL remeasurement on stage transfer	122	130
Change in economic scenarios	0	9
Change to ECL models	(26)	0
New lending and assets purchased	40	20
Redemptions, repayments and assets sold	(79)	(46)
Changes in risk parameters and other movements	169	133
Assets written off	(230)	(232)
Increase decrease in total expected credit losses	(4)	42
ECL (release)/charge to the Income Statement	226	274
Less: Discount unwind	(24)	(21)
Less: Recoveries net of collection costs	(12)	7
Financial instruments credit-impaired | Mortgages | Subject to Lifetime ECL | Stage 3
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	7	18
Transfers from Stage 3	(9)	(9)
Transfers of financial instruments	(2)	9
Net ECL remeasurement on stage transfer	15	22
Change in economic scenarios	1	3
Change to ECL models	(37)	0
New lending and assets purchased	1	1
Redemptions, repayments and assets sold	(27)	(14)
Changes in risk parameters and other movements	28	3
Assets written off	(9)	(11)
Increase decrease in total expected credit losses	(30)	13
ECL (release)/charge to the Income Statement	(21)	24
Less: Discount unwind	(3)	(3)
Less: Recoveries net of collection costs	36	28
Financial instruments credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL | Stage 3
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	13	11
Transfers from Stage 3	(19)	(1)
Transfers of financial instruments	(6)	10
Net ECL remeasurement on stage transfer	54	64
Change in economic scenarios	(1)	6
Change to ECL models	12
New lending and assets purchased	29	10
Redemptions, repayments and assets sold	(42)	(23)
Changes in risk parameters and other movements	15	28
Assets written off	(49)	(68)
Increase decrease in total expected credit losses	12	27
ECL (release)/charge to the Income Statement	61	95
Less: Discount unwind	(12)	(9)
Less: Recoveries net of collection costs	5	(5)
–Stage 1 | Financial instruments not credit-impaired | Subject to 12-month ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	(11,911)	(12,945)
Transfers from Stage 2 to Stage 1	9,395	5,913
Transfers to Stage 3	(434)	(598)
Transfers from Stage 3	35	28
Transfers of financial instruments	(2,915)	(7,602)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	(2,287)	0
New lending and assets purchased	33,894	25,409
Redemptions, repayments and assets sold	(38,081)	(33,805)
Changes in risk parameters and other movements	1,061	(219)
Assets written off	0	0
Net movement in the period	(8,328)	(16,217)
–Stage 1 | Financial instruments not credit-impaired | Mortgages | Subject to 12-month ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	(9,873)	(10,791)
Transfers from Stage 2 to Stage 1	7,899	4,778
Transfers to Stage 3	(230)	(335)
Transfers from Stage 3	3	14
Transfers of financial instruments	(2,201)	(6,334)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	(1,859)	0
New lending and assets purchased	21,758	12,947
Redemptions, repayments and assets sold	(21,925)	(23,081)
Changes in risk parameters and other movements	332	666
Assets written off	0	0
Net movement in the period	(3,895)	(15,802)
–Stage 1 | Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to 12-month ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	(1,101)	(1,376)
Transfers from Stage 2 to Stage 1	781	512
Transfers to Stage 3	(84)	(118)
Transfers from Stage 3	24	1
Transfers of financial instruments	(380)	(981)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	(222)
New lending and assets purchased	8,485	7,257
Redemptions, repayments and assets sold	(5,203)	(6,713)
Changes in risk parameters and other movements	(2,224)	(834)
Assets written off	0	0
Net movement in the period	456	(1,271)
–Stage 2 | Financial instruments not credit-impaired | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	11,911	12,945
Transfers from Stage 2 to Stage 1	(9,395)	(5,913)
Transfers to Stage 3	(845)	(920)
Transfers from Stage 3	417	304
Transfers of financial instruments	2,088	6,416
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	2,361	0
New lending and assets purchased	1,170	562
Redemptions, repayments and assets sold	(4,663)	(3,017)
Changes in risk parameters and other movements	(3,333)	507
Assets written off	0	0
Net movement in the period	(2,377)	4,468
–Stage 2 | Financial instruments not credit-impaired | Mortgages | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	9,873	10,791
Transfers from Stage 2 to Stage 1	(7,899)	(4,778)
Transfers to Stage 3	(524)	(566)
Transfers from Stage 3	268	277
Transfers of financial instruments	1,718	5,724
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	1,869	0
New lending and assets purchased	315	154
Redemptions, repayments and assets sold	(3,162)	(1,752)
Changes in risk parameters and other movements	(1,764)	338
Assets written off	0	0
Net movement in the period	(1,024)	4,464
–Stage 2 | Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	1,101	1,376
Transfers from Stage 2 to Stage 1	(781)	(512)
Transfers to Stage 3	(230)	(258)
Transfers from Stage 3	121	9
Transfers of financial instruments	211	615
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	286
New lending and assets purchased	552	132
Redemptions, repayments and assets sold	(1,149)	(869)
Changes in risk parameters and other movements	(1,297)	199
Assets written off	0	0
Net movement in the period	(1,397)	77
–Stage 3 | Financial instruments credit-impaired | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,279	1,518
Transfers from Stage 3	(452)	(332)
Transfers of financial instruments	827	1,186
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	(74)	0
New lending and assets purchased	164	59
Redemptions, repayments and assets sold	(1,242)	(886)
Changes in risk parameters and other movements	355	395
Assets written off	(342)	(412)
Net movement in the period	(312)	342
–Stage 3 | Financial instruments credit-impaired | Mortgages | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	754	901
Transfers from Stage 3	(271)	(291)
Transfers of financial instruments	483	610
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	(10)	0
New lending and assets purchased	33	5
Redemptions, repayments and assets sold	(762)	(417)
Changes in risk parameters and other movements	46	36
Assets written off	(33)	(54)
Net movement in the period	(243)	180
–Stage 3 | Financial instruments credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	314	376
Transfers from Stage 3	(145)	(10)
Transfers of financial instruments	169	366
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	(64)
New lending and assets purchased	118	38
Redemptions, repayments and assets sold	(254)	(193)
Changes in risk parameters and other movements	82	137
Assets written off	(80)	(175)
Net movement in the period	(29)	173
Exposures - On balance sheet
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
New lending and assets purchased	35,228	26,030
Redemptions, repayments and assets sold	(43,986)	(37,708)
Changes in risk parameters and other movements	(1,917)	683
Assets written off	(342)	(412)
Net movement in the period	(11,017)	(11,407)
Exposures - On balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
New lending and assets purchased	22,106	13,106
Redemptions, repayments and assets sold	(25,849)	(25,250)
Changes in risk parameters and other movements	(1,386)	1,040
Assets written off	(33)	(54)
Net movement in the period	(5,162)	(11,158)
Exposures - On balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0
New lending and assets purchased	9,155	7,427
Redemptions, repayments and assets sold	(6,606)	(7,775)
Changes in risk parameters and other movements	(3,439)	(498)
Assets written off	(80)	(175)
Net movement in the period	(970)	(1,021)
Cost | –Stage 1 | Financial instruments not credit-impaired | Subject to 12-month ECL
Disclosure of credit risk exposure [line items]
Financial assets	259,883	268,211	284,428
Cost | –Stage 1 | Financial instruments not credit-impaired | Mortgages | Subject to 12-month ECL
Disclosure of credit risk exposure [line items]
Financial assets	157,268	161,163	176,965
Cost | –Stage 1 | Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to 12-month ECL
Disclosure of credit risk exposure [line items]
Financial assets	23,023	22,567	23,838
Cost | –Stage 2 | Financial instruments not credit-impaired | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Financial assets	21,218	23,595	19,127
Cost | –Stage 2 | Financial instruments not credit-impaired | Mortgages | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Financial assets	16,973	17,997	13,533
Cost | –Stage 2 | Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Financial assets	2,568	3,965	3,888
Cost | –Stage 3 | Financial instruments credit-impaired | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Financial assets	2,759	3,071	2,729
Cost | –Stage 3 | Financial instruments credit-impaired | Mortgages | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Financial assets	1,785	2,028	1,848
Cost | –Stage 3 | Financial instruments credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Financial assets	716	745	572
Cost | Exposures - On balance sheet
Disclosure of credit risk exposure [line items]
Financial assets	283,860	294,877	306,284
Cost | Exposures - On balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	176,026	181,188	192,346
Cost | Exposures - On balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	26,307	27,277	28,298
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(869)	(992)
Accumulated impairment | ECL - On balance sheet
Disclosure of credit risk exposure [line items]
Financial assets	(869)	(992)	(1,005)
Accumulated impairment | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(172)	(242)
Accumulated impairment | Mortgages | ECL - On balance sheet
Disclosure of credit risk exposure [line items]
Financial assets	172	242	251
Total ECL (release)/charge to the Income Statement	(28)	27
Accumulated impairment | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	(342)	(380)
Accumulated impairment | Corporate & Commercial Banking | ECL - On balance sheet
Disclosure of credit risk exposure [line items]
Financial assets	342	380	394
Total ECL (release)/charge to the Income Statement	4	40
Accumulated impairment | Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(153)	(170)	(170)
Accumulated impairment | Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(359)	(461)	(516)
Accumulated impairment | Financial instruments not credit-impaired | Mortgages | Subject to 12-month ECL | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	10	24	25
Total ECL (release)/charge to the Income Statement	(14)	(1)
Accumulated impairment | Financial instruments not credit-impaired | Mortgages | Subject to Lifetime ECL | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	84	110	131
Total ECL (release)/charge to the Income Statement	(26)	(21)
Accumulated impairment | Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to 12-month ECL | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	73	76	83
Total ECL (release)/charge to the Income Statement	(3)	(7)
Accumulated impairment | Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	85	132	166
Total ECL (release)/charge to the Income Statement	(47)	(34)
Accumulated impairment | Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(357)	(361)	(319)
Accumulated impairment | Financial instruments credit-impaired | Mortgages | Subject to Lifetime ECL | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	78	108	95
Total ECL (release)/charge to the Income Statement	12	49
Accumulated impairment | Financial instruments credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	184	172	£ 145
Total ECL (release)/charge to the Income Statement	54	81
Accumulated impairment | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(153)	(170)
Accumulated impairment | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(359)	(461)
Accumulated impairment | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(84)	(109)
Accumulated impairment | –Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	(71)	(118)
Accumulated impairment | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	£ (357)	£ (361)